Basis of Presentation, Liquidity And Summary of Significant Accounting Policies(Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Summarizes changes to the fair value of the contingent consideration and derivative warrants

	Level 3
	Contingent	Derivative
	consideration	warrants

Balance at December 31, 2013	$468	$803
Adjustments to fair value of warrants (reflected in other income)	-	(251)
Effect of currency translation	(16)	-
Balance at March 31, 2014	$452	$552

Summary of warrant liability measured at fair value on a recurring basis
		Quoted prices in	Significant other	Significant other
		active markets	observable inputs	unobservable inputs
	Total	Level 1	Level 2	Level 3

Liabilities
Contingent consideration liability
recorded for business combinations	$468	$-	$-	$468

Fair value of derivative warrants issued
in connection with share purchase agreement	803	-	-	803

Balance at December 31, 2013	$1,271	$-	$-	$1,271

Schedule of estimated useful life of property and equipment
Computer equipment	3 to 5 years
Office furniture and fixtures	5 to 7 years

Schedule of changes in fair value of contingent consideration
	Level 3
	Contingent	Derivative
	consideration	warrants

Balance at December 31, 2012	$1,346	$-
Adjustments to fair value of Apex earn-out (reflected in operating expenses)	(713)	-
Adjustments to fair value of Illume Mobile earn-out (reflected in operating expenses)	(107)	-
Fair value of warrants accounted for as a liability	-	1,099
Adjustments to fair value of derivative warrants (reflected in other income)	-	(296)
Effect of currency translation	(58)	-
Balance at December 31, 2013	$468	$803

Summarizes the effect of this correction on the previously filed Consolidated Statement of Operations and Comprehensive Loss
	December 31, 2012
	As Previously		As
	Reported	Adjustment	Restated

Cost of sales	$55,949	$509	$56,458

Gros profit	15,552	(509)	15,043

Selling, general and administrative expense	18,661	(509)	18,152

Warrant [Member]
Summary of warrant liability measured at fair value on a recurring basis

		Quoted prices in	Significant other	Significant other
		active markets	observable inputs	unobservable inputs
	Total	Level 1	Level 2	Level 3

Liabilities
Contingent consideration liability
recorded for business combinations	$452	$-	$-	$452

Fair value of warrants issued in connection
with share purchase agreement	552	-	-	552

Balance at March 31, 2014	$1,004	$-	$-	$1,004
		Quoted prices in	Significant other	Significant other
		active markets	observable inputs	unobservable inputs
	Total	Level 1	Level 2	Level 3

Liabilities
Contingent consideration liability
recorded for business combinations	$468	$-	$-	$468

Fair value of warrants issued in connection
with share purchase agreement	803	-	-	803

Balance at December 31, 2013	$1,271	$-	$-	$1,271